As filed with the Securities and Exchange Commission on July 18, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds
(Exact name of registrant as specified in charter)

13100 Skyline Blvd
Woodside, California 94062-4547
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for service)

(650) 851-7925
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments.

Schedule of investments

Purisima Total Return Fund
Schedule of Investments
May 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS: 98.2%

Aerospace & Defense: 3.9%
27,400	Embraer-Empresa Brasileira de Aeronautica S.A. - ADR	$916,530
137,500	Honeywell International, Inc.	5,662,250
44,800	Lockheed Martin Corp.	3,247,552
82,300	United Technologies Corp.	5,145,396
		14,971,728
Air Freight & Logistics: 1.6%
53,700	FedEx Corp.	5,867,799
Automobiles: 1.5%
236,300	Nissan Motor Co. Ltd. - ADR	5,730,275
Biotechnology: 2.1%
108,600	Celgene Corp. (a)	4,501,470
110,900	Medimmune, Inc. (a)	3,528,838
		8,030,308
Capital Markets: 9.9%
14,545	Ameriprise Financial, Inc.	665,725
165,800	Credit Suisse Group - ADR	9,591,530
44,000	Goldman Sachs Group, Inc.	6,641,800
78,850	Lehman Brothers Holdings, Inc.	5,252,198
94,800	Morgan Stanley	5,651,976
203,550	Nomura Holdings, Inc. - ADR	4,009,935
50,075	UBS AG	5,669,492
		37,482,656
Chemicals: 1.6%
2,883	Arkema - ADR (a)	103,676
71,200	BASF AG - ADR	5,795,680
		5,899,356
Commercial Banks: 5.4%
25,900	Banco Bradesco S.A. - ADR	791,245
417,675	Banco Santander Central Hispano S.A. - ADR	6,035,404
14,800	Kookmin Bank - ADR	1,191,104
431,200	Mitsubishi Ufj Financial Group, Inc. - ADR	5,933,312
538,700	Sumitomo Mitsui Financial Group, Inc. - ADR	5,477,825
19,300	Woori Finance Holdings Co. Ltd. - ADR	1,176,335
		20,605,225
Communications Equipment: 1.2%
221,000	Motorola, Inc.	4,660,890
Computers & Peripherals: 1.4%
269,400	EMC Corp. (a)	3,448,320
50,000	Fujitsu Limited - ADR	1,839,710
		5,288,030
Construction Machinery & Equipment: 1.8%
87,700	Komatsu Ltd. - ADR	6,993,470
Construction Materials: 0.3%
17,700	Cemex S.A. de C.V. - ADR	1,008,369
Consumer Finance: 1.9%
48,825	ORIX Corp. - ADR	7,055,212
Diversified Financial Services: 1.3%
125,927	ING Groep N.V. - ADR	4,937,598

Purisima Total Return Fund
Schedule of Investments
May 31, 2006 (Unaudited)

Shares		Value

Diversified Telecommunication Services: 0.7%
45,600	Alltel Corp.	$2,820,360
Electric Utilities: 2.7%
56,500	American Electric Power Co., Inc.	1,936,255
81,600	DPL, Inc.	2,186,880
46,600	Edison International	1,828,584
41,600	FirstEnergy Corp.	2,180,672
69,600	PPL Corp.	2,071,992
		10,204,383
Electronic Computers: 0.9%
52,225	Hitachi Ltd. - ADR	3,549,733
Energy Equipment & Services: 7.4%
124,900	Baker Hughes, Inc.	10,778,870
119,800	Schlumberger Ltd.	7,855,286
30,000	Tenaris S.A. - ADR	1,106,700
102,700	Transocean, Inc. (a)	8,356,699
		28,097,555
Food & Staples Retailing: 0.3%
38,300	Wal-Mart De Mexico S.A. de C.V. - ADR	1,012,928
Food Products: 2.0%
83,500	Cadbury Schweppes Plc - ADR	3,218,090
168,200	Groupe Danone - ADR	4,275,644
		7,493,734
Health Care Providers & Services: 1.5%
29,500	Cigna Corp.	2,735,830
71,100	Health Net, Inc. (a)	3,058,722
		5,794,552
Household Durables: 1.3%
219,300	Matsushita Electric Industrial Co. Ltd. - ADR	4,787,319
Household Products: 0.7%
49,725	Procter & Gamble Co.	2,697,581
Industrial Conglomerates: 2.6%
72,550	General Electric Co.	2,485,563
87,750	Siemens AG - ADR	7,553,520
		10,039,083
Insurance: 2.9%
174,550	AXA - ADR	6,065,612
53,950	Millea Holdings, Inc. - ADR	4,799,392
		10,865,004
Investment Advice: 0.8%
160,100	Amvescap Plc - ADR	3,129,955
Machinery: 5.3%
104,500	Caterpillar, Inc.	7,623,275
110,400	Illinois Tool Works, Inc.	5,481,360
152,800	Kubota Corp. - ADR	7,137,288
		20,241,923
Measuring, Analyzing, & Controlling Instruments: 0.9%
85,300	Hoya Corp. - ADR	3,256,481

Purisima Total Return Fund
Schedule of Investments
May 31, 2006 (Unaudited)

Shares		Value

Metals & Mining: 5.3%
21,300	AngloGold Ashanti Ltd. - ADR	$984,699
102,500	BHP Billiton Ltd. - ADR	4,436,200
26,000	Cia Vale Do Rio Doce - ADR	1,014,260
92,100	Freeport-McMoRan Copper & Gold, Inc.	5,156,679
214,700	Kobe Steel Ltd. - ADR	3,533,339
21,900	Rio Tinto Plc - ADR	4,861,800
		19,986,977
Metals Service Centers & Offices: 0.9%
12,110	Mitsui & Co. Ltd. - ADR	3,475,328
Motor Vehicles & Passenger Car Bodies: 0.6%
38,775	Fuji Heavy Industries Ltd. - ADR	2,300,005
Multi-Utilities & Unregulated Power: 0.5%
44,900	Sempra Energy	2,019,153
National Commercial Banks: 1.2%
129,277	Sanpaolo IMI SpA - ADR	4,628,117
Oil & Gas: 12.8%
145,000	Anadarko Petroleum Corp.	7,202,150
59,100	Canadian Natural Resources Ltd.	3,176,034
94,400	ConocoPhillips	5,974,576
61,500	Devon Energy Corp.	3,527,640
74,500	EnCana Corp.	3,765,230
63,600	Occidental Petroleum Corp.	6,302,124
108,300	Royal Dutch Shell Plc - ADR	7,181,373
31,800	Sasol Ltd. - ADR	1,220,166
161,100	Talisman Energy, Inc.	2,962,629
115,308	Total S.A. - ADR	7,519,235
		48,831,157
Petroleum Refining: 1.4%
141,600	E.ON AG - ADR	5,444,520
Pharmaceuticals: 4.4%
82,400	AstraZeneca Plc - ADR	4,362,256
91,450	GlaxoSmithKline Plc - ADR	5,057,185
57,700	Johnson & Johnson	3,474,694
118,450	Merck & Co., Inc.	3,943,200
		16,837,335
Real Estate: 1.9%
13,800	Alexandria Real Estate Equities, Inc.	1,158,648
21,400	AMB Property Corp.	1,057,802
16,900	Camden Property Trust	1,206,660
11,900	Essex Property Trust, Inc.	1,267,350
30,400	Reckson Associates Realty Corp.	1,168,576
19,900	Shurgard Storage Centers, Inc.	1,155,195
		7,014,231
Road & Rail: 1.1%
82,300	Canadian Pacific Railway Ltd.	4,304,290
Semiconductor & Semiconductor Equipment: 2.5%
112,075	KLA-Tencor Corp.	4,599,558
158,950	Texas Instruments, Inc.	4,964,008
		9,563,566
Specialty Retail: 0.9%
51,800	Lowe's Companies, Inc.	3,226,104
Textile Mill Products: 0.8%
36,300	Toray Industries, Inc. - ADR	3,199,036

TOTAL COMMON STOCKS (Cost $277,815,750)		$373,351,326

Purisima Total Return Fund
Schedule of Investments
May 31, 2006 (Unaudited)

Shares		Value

MUTUAL FUNDS: 1.4%
$ 5,470,308	SEI Daily Income Trust Government Fund	$5,470,308

TOTAL MUTUAL FUNDS (Cost $5,470,308)		$5,470,308

TOTAL INVESTMENTS (Cost $283,286,058): 99.6%		$378,821,634
Other Assets in Excess of Liabilities: 0.4%		1,578,951
TOTAL NET ASSETS - 100.0%		$380,400,585

Footnotes
Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing

+ At May 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$283,293,645
Gross tax unrealized appreciation		102,053,807
Gross tax unrealized depreciation		(6,525,818)
Net tax unrealized appreciation		$95,527,989

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Purisima All-Purpose Fund
Schedule of Investments
May 31, 2006 (Unaudited)

Principal Amount		Value

U.S. TREASURY OBLIGATIONS - 203.8%
	U.S. Treasury Bills - 203.8%
$ 53,000	4.265%, 07/06/2006	$52,766

TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,766)		52,766

Shares

MUTUAL FUNDS - 8.5%
2,185	SEI Daily Income Trust Government Fund	$2,185

TOTAL MUTUAL FUNDS (Cost $2,185)		2,185

TOTAL INVESTMENTS (Cost $54,951) - 212.3%		54,951
Liabilities in Excess of Other Assets - (112.3)%		(29,065)
TOTAL NET ASSETS - 100.0%		$25,886

Footnotes
Percentages are stated as a percent of net assets.

+ At May 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes		$54,951
Gross tax unrealized appreciation		-
Gross tax unrealized depreciation		-
Net tax unrealized appreciation		$-

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Purisima Funds

By (Signature and Title)  /s/ KENNETH L. FISHER
Kenneth L. Fisher, President

Date  6/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ KENNETH L. FISHER
Kenneth L. Fisher, President

Date  6/29/06

By (Signature and Title)*   /s/ RITA DAM
Rita Dam, Treasurer

Date  7/14/06

* Print the name and title of each signing officer under his or her signature.